Commitments and Contingencies (Narrative) (Details)	Jul. 31, 2020 CAD ($)
CEO [Member]
Disclosure of transactions between related parties [line items]
Monthly compensation	$ 8,500
Revised monthly compensation	10,000
Monthly rent obligation	2,000
Personal vehicle obligation	1,500
COO [Member]
Disclosure of transactions between related parties [line items]
Monthly compensation	6,000
Revised monthly compensation	8,500
Personal vehicle obligation	$ 1,500